Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 1,035,573	$ 1,103,269
Short-term interest-bearing investments	318,439	321,196
Accounts receivable, net	714,784	715,837
Deferred income taxes and taxes receivable	193,207	148,346
Prepaid expenses and other current assets	116,159	135,326
Total current assets	2,378,162	2,423,974
Equipment and leasehold improvements, net	309,320	288,956
Goodwill	2,049,093	1,925,225
Intangible assets, net	252,517	181,227
Other noncurrent assets	335,560	365,895
Total assets	5,324,652	5,185,277
Current liabilities:
Accounts payable	111,974	142,627
Accrued expenses and other current liabilities	535,349	422,291
Accrued personnel costs	224,232	220,630
Short-term financing arrangements	220,000	210,000
Deferred revenue	198,470	156,743
Deferred income taxes and taxes payable	73,478	48,456
Total current liabilities	1,363,503	1,200,747
Deferred income taxes and taxes payable	305,985	311,134
Other noncurrent liabilities	248,322	277,560
Total liabilities	$ 1,917,810	$ 1,789,441
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 267,777 and 264,735 issued and 151,150 and 156,704 outstanding, in 2015 and 2014, respectively	$ 4,331	$ 4,284
Additional paid-in capital	3,182,573	3,054,780
Treasury stock, at cost - 116,627 and 108,031 ordinary shares in 2015 and 2014, respectively	(3,611,105)	(3,157,085)
Accumulated other comprehensive (loss) income	(16,753)	(9,972)
Retained earnings	3,847,796	3,503,829
Total shareholders' equity	3,406,842	3,395,836
Total liabilities and shareholders' equity	$ 5,324,652	$ 5,185,277